Putnam Global Income Trust
The fund's portfolio
7/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (71.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.6%)
Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 8/1/52	$5,000,000	$5,095,021
4.00%, TBA, 8/1/52	4,000,000	4,041,748
3.50%, TBA, 8/1/52	1,000,000	995,954
3.00%, TBA, 8/1/52	5,000,000	4,868,829

		15,001,552
U.S. Government Agency Mortgage Obligations (63.1%)
Uniform Mortgage-Backed Securities
5.50%, TBA, 9/1/52	4,000,000	4,125,260
5.50%, TBA, 8/1/52	3,000,000	3,108,945
5.00%, TBA, 8/1/52	38,000,000	39,028,656
4.50%, TBA, 8/1/52	25,000,000	25,433,590
4.00%, TBA, 8/1/52	9,000,000	9,045,706
3.50%, TBA, 9/1/52	5,000,000	4,935,548
3.50%, TBA, 8/1/52	5,000,000	4,949,611
3.00%, TBA, 9/1/52	6,000,000	5,771,485
3.00%, TBA, 8/1/52	7,000,000	6,740,782
2.00%, TBA, 8/1/52	8,000,000	7,202,182

		110,341,765

Total U.S. government and agency mortgage obligations (cost $122,497,112)		$125,343,317

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.625%, 11/30/27(i)	$488,000	$437,555

Total U.S. treasury obligations (cost $437,555)		$437,555

MORTGAGE-BACKED SECURITIES (32.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (8.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4972, IO, 6.00%, 5/25/50	$2,817,622	$622,708
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 4.701%, 7/15/40	81,269	1,327
REMICs Ser. 5152, Class IQ, IO, 4.50%, 10/25/51	6,810,126	1,304,075
REMICs Ser. 5160, Class IA, IO, 4.00%, 11/25/51	4,725,592	853,995
REMICs Ser. 4973, Class LI, IO, 4.00%, 4/25/50	4,482,116	845,878
REMICs Ser. 4941, IO, 4.00%, 12/15/47	6,601,276	1,225,436
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	61,279	1,105
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	376,338	52,859
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 6/25/50	1,123,396	169,141
REMICs Ser. 5152, Class EI, IO, 3.50%, 10/25/51	5,503,531	964,685
REMICs Ser. 5077, Class GI, IO, 3.50%, 2/25/51	4,063,949	714,224
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	300,758	46,712
REMICs Ser. 5148, Class EI, IO, 3.00%, 10/25/51	4,716,448	787,081
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	803,134	94,761
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,633,740	131,077
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	334,813	31,321
Federal National Mortgage Association
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	862,532	155,256
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	439,183	46,627
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 7.20%), 4.941%, 10/25/42	560,833	95,708
REMICs IFB Ser. 19-42, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.791%, 8/25/49	3,480,813	529,484
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	345,016	42,570
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	407,857	16,015
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	144,927	836
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	288,913	5,221
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	593,471	103,904
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	221,619	42,627
Ser. 14-76, IO, 5.00%, 5/20/44	249,425	47,278
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	81,937	16,554
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	170,736	35,214
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	54,353	10,739
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,020,028	1,097,188
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	4,217,036	749,030
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	610,598	109,823
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	487,192	81,861
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	376,000	61,269
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	266,011	45,748
IFB Ser. 10-171, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.45%), 4.294%, 12/16/40	408,695	50,895
Ser. 16-H16, Class EI, IO, 4.169%, 6/20/66(WAC)	2,208,831	108,895
IFB Ser. 16-77, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 4.024%, 3/20/43	363,675	11,078
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	2,433,897	393,237
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	512,542	65,335
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	136,241	16,394
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.974%, 3/20/50	714,959	99,569
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	104,448	12,264
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	587,525	93,311
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,005,939	610,746
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	270,283	13,623
Ser. 21-191, Class BI, IO, 2.50%, 10/20/51	6,947,815	1,007,023
Ser. 17-H02, Class BI, IO, 2.393%, 1/20/67(WAC)	2,315,162	118,233
Ser. 17-H04, Class BI, IO, 2.331%, 2/20/67(WAC)	1,989,196	119,150
Ser. 17-H19, Class MI, IO, 2.061%, 4/20/67(WAC)	1,205,361	74,491
Ser. 16-H20, Class NI, IO, 1.75%, 9/20/66(WAC)	1,855,341	78,286
Ser. 15-H26, Class EI, IO, 1.73%, 10/20/65(WAC)	1,701,752	80,663
Ser. 15-H25, Class AI, IO, 1.61%, 9/20/65(WAC)	1,948,467	85,733
Ser. 14-H12, Class BI, IO, 1.584%, 5/20/64(WAC)	2,446,630	106,118
Ser. 16-H23, Class NI, IO, 1.57%, 10/20/66(WAC)	2,718,863	119,086
Ser. 15-H09, Class AI, IO, 1.313%, 4/20/65(WAC)	3,447,052	114,770
Ser. 15-H26, Class DI, IO, 1.018%, 10/20/65(WAC)	1,700,404	76,923
Ser. 15-H03, Class DI, IO, 0.993%, 1/20/65(WAC)	3,184,360	122,916
Ser. 16-H01, Class AI, IO, 0.852%, 1/20/66(WAC)	1,331,933	43,959
Ser. 14-H21, Class AI, IO, 0.75%, 10/20/64(WAC)	1,814,681	75,828
Ser. 16-H13, Class EI, IO, 0.379%, 4/20/66(WAC)	1,540,720	79,086

		14,916,949
Commercial mortgage-backed securities (13.8%)
BANK
FRB Ser. 20-BN30, Class XA, IO, 1.323%, 12/15/53(WAC)	4,922,772	380,165
FRB Ser. 19-BN20, Class XA, IO, 0.815%, 9/15/62(WAC)	9,092,128	416,608
Barclays Commercial Mortgage Trust FRB Ser. 20-C8, Class XA, IO, 1.843%, 10/15/53(WAC)	4,696,103	497,484
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	210,000	208,180
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	1,053,000	900,315
Citigroup Commercial Mortgage Trust FRB Ser. 13-GC17, Class C, 5.101%, 11/10/46(WAC)	256,000	249,068
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.09%, 3/10/47(WAC)	268,000	263,392
FRB Ser. 06-C5, Class XC, IO, 0.36%, 10/15/49(WAC)	1,891,559	56
COMM Mortgage Trust
FRB Ser. 13-CR11, Class B, 5.111%, 8/10/50(WAC)	243,000	242,071
FRB Ser. 13-CR13, Class C, 4.878%, 11/10/46(WAC)	492,000	478,542
FRB Ser. 14-CR17, Class C, 4.782%, 5/10/47(WAC)	942,000	903,568
FRB Ser. 14-CR18, Class C, 4.748%, 7/15/47(WAC)	393,000	375,466
FRB Ser. 14-UBS6, Class C, 4.44%, 12/10/47(WAC)	110,000	105,413
Ser. 14-CR21, Class B, 4.339%, 12/10/47(WAC)	433,000	422,833
FRB Ser. 15-LC19, Class C, 4.225%, 2/10/48(WAC)	430,000	410,960
FRB Ser. 14-UBS6, Class XA, IO, 0.852%, 12/10/47(WAC)	7,909,621	121,080
FRB Ser. 15-LC21, Class XA, IO, 0.665%, 7/10/48(WAC)	9,878,447	153,694
COMM Mortgage Trust 144A
FRB Ser. 12-CR2, Class D, 4.917%, 8/15/45(WAC)	400,000	393,354
FRB Ser. 13-CR13, Class D, 4.878%, 11/10/46(WAC)	280,000	261,307
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.846%, 9/15/39(WAC)	2,365	20
FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	645,701	2
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.259%, 4/15/50(WAC)	819,000	734,399
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.449%, 12/15/49(WAC)	822,000	661,436
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.363%, 8/10/44(WAC)	776,973	710,309
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K113, Class XAM, IO, 1.59%, 6/25/30(WAC)	2,243,000	237,000
Multifamily Structured Pass-Through Certificates FRB Ser. K098, Class X1, IO, 1.144%, 8/25/29(WAC)	2,793,284	191,480
Multifamily Structured Pass-Through Certificates FRB Ser. K123, Class X1, IO, 0.774%, 12/25/30(WAC)	4,684,745	239,723
Multifamily Structured Pass-Through Certificates FRB Ser. K087, Class X1, IO, 0.363%, 12/25/28(WAC)	13,483,265	279,685
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.459%, 2/10/46(WAC)	6,577,320	22,147
GS Mortgage Securities Trust FRB Ser. 15-GC30, Class C, 4.069%, 5/10/50(WAC)	286,000	267,045
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.354%, 8/10/43(WAC)	328,000	244,431
FRB Ser. 13-GC14, Class B, 4.721%, 8/10/46(WAC)	296,000	292,971
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.551%, 9/15/47(WAC)	225,000	208,979
FRB Ser. 13-C12, Class B, 4.095%, 7/15/45(WAC)	285,000	281,795
FRB Ser. 15-C33, Class XA, IO, 0.903%, 12/15/48(WAC)	3,199,117	79,826
FRB Ser. 14-C22, Class XA, IO, 0.813%, 9/15/47(WAC)	8,882,161	111,349
FRB Ser. 13-C12, Class XA, IO, 0.421%, 7/15/45(WAC)	18,079,307	29,849
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.886%, 1/15/47(WAC)	505,000	473,562
FRB Ser. 14-C23, Class D, 3.983%, 9/15/47(WAC)	437,000	393,885
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	339,000	334,037
FRB Ser. 19-COR5, Class XA, IO, 1.478%, 6/13/52(WAC)	8,255,987	586,243
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	256,841	4,350
FRB Ser. 13-C16, Class XA, IO, 0.848%, 12/15/46(WAC)	7,410,245	55,379
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 4.95%, 5/15/45(WAC)	777,000	659,751
FRB Ser. 12-C8, Class D, 4.819%, 10/15/45(WAC)	724,000	716,760
FRB Ser. 21-1MEM, Class D, 2.654%, 10/9/42(WAC)	915,000	731,845
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	686,987	99
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	1,175	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.044%, 2/15/47(WAC)	207,000	204,120
Ser. 14-C18, Class C, 4.501%, 10/15/47(WAC)	310,000	294,352
FRB Ser. 14-C17, Class C, 4.481%, 8/15/47(WAC)	591,000	562,821
FRB Ser. 15-C24, Class B, 4.335%, 5/15/48(WAC)	253,000	249,162
Ser. 13-C8, Class B, 3.652%, 12/15/48(WAC)	389,000	385,305
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.71%, 8/15/45(WAC)	687,000	681,229
FRB Ser. 12-C6, Class D, 4.574%, 11/15/45(WAC)	278,000	275,307
FRB Ser. 13-C9, Class D, 4.106%, 5/15/46(WAC)	274,000	246,485
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.084%, 7/15/49(WAC)	185,000	185,130
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 5.509%, 10/15/49	700,081	654,583
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.005%, 12/15/50(WAC)	4,680,414	179,924
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.544%, 12/10/45(WAC)	986,185	849
Wells Fargo Commercial Mortgage Trust
Ser. 17-RC1, Class C, 4.591%, 1/15/60	225,000	212,370
FRB Ser. 15-C30, Class C, 4.498%, 9/15/58(WAC)	432,000	413,427
FRB Ser. 13-LC12, Class C, 4.298%, 7/15/46(WAC)	363,000	330,015
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	314,000	280,628
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	707,000	653,271
FRB Ser. 19-C52, Class XA, IO, 1.605%, 8/15/52(WAC)	3,450,596	278,667
FRB Ser. 16-LC25, Class XA, IO, 0.831%, 12/15/59(WAC)	4,198,562	120,478
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47(WAC)	930,000	896,871
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	826,000	824,943
Ser. 14-C22, Class AS, 4.069%, 9/15/57(WAC)	397,000	391,002
FRB Ser. 13-C14, Class XA, IO, 0.654%, 6/15/46(WAC)	9,935,570	32,759
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.842%, 6/15/44(WAC)	163,000	122,020
FRB Ser. 11-C4, Class C, 4.842%, 6/15/44(WAC)	124,327	118,419
FRB Ser. 12-C10, Class D, 4.403%, 12/15/45(WAC)	180,000	131,435
FRB Ser. 12-C10, Class XA, IO, 1.459%, 12/15/45(WAC)	2,931,573	3,729

		24,061,214
Residential mortgage-backed securities (non-agency) (10.6%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 2.449%, 5/25/47	250,558	137,966
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	106,066	102,050
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 2.859%, 9/25/45	110,361	104,421
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 4.759%, 10/25/29 (Bermuda)	190,000	189,560
BRAVO Residential Funding Trust 144A
Ser. 21-A, Class A1, 1.991%, 10/25/59	407,751	389,405
Ser. 21-C, Class A1, 1.62%, 3/1/61	293,642	268,242
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 2.499%, 6/25/36	180,000	173,485
Cascade Funding Mortgage Trust, LLC 144A Ser. 20-HB4, Class M3, 2.72%, 12/26/30(WAC)	498,000	474,893
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (ICE LIBOR USD 1 Month + 0.18%), 2.439%, 11/25/47	193,561	169,109
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.818%, 5/25/35(WAC)	113,351	111,513
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	665,000	651,168
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 2.639%, 8/25/46	283,730	240,782
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 2.306%, 2/20/47	163,059	127,647
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 1.603%, 8/25/46	115,710	107,773
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 1.583%, 6/25/46	256,546	226,252
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 3.959%, 11/25/28 (Bermuda)	258,096	255,177
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 8.609%, 9/25/28	454,031	488,871
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 7.809%, 7/25/28	290,436	306,047
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (ICE LIBOR USD 1 Month + 5.15%), 7.409%, 11/25/28	236,941	247,088
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 7.259%, 12/25/28	507,783	533,678
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 6.959%, 4/25/28	557,719	577,389
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month + 4.65%), 6.909%, 10/25/28	101,191	105,296
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, (ICE LIBOR USD 1 Month + 3.80%), 6.059%, 3/25/29	143,648	147,716
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 5.809%, 8/25/29	391,212	397,080
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (ICE LIBOR USD 1 Month + 3.45%), 5.709%, 10/25/29	233,166	236,257
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 5.359%, 3/25/50	263,502	262,360
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 4.659%, 2/25/47	130,000	128,660
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 4.464%, 6/25/42	95,566	96,556
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 4.159%, 1/25/50	47,385	46,923
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	596,000	585,111
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 3.364%, 1/25/42	212,000	196,372
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 3.259%, 2/25/47	791,280	773,462
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 2.814%, 2/25/42	228,489	225,632
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 2.364%, 9/25/41	15,314	14,573
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 9.209%, 8/25/28	154,069	162,870
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 9.009%, 8/25/28	282,970	301,216
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 8.259%, 9/25/28	177,445	185,430
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 8.159%, 10/25/28	34,414	35,575
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 7.959%, 4/25/28	327,982	343,135
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 7.809%, 4/25/28	592,350	615,873
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 7.559%, 10/25/28	84,070	88,279
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 7.509%, 10/25/23	73,254	75,381
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 7.259%, 11/25/24	12,913	13,107
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 6.559%, 2/25/25	58,277	59,567
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 6.259%, 5/25/25	29,085	29,696
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 5.909%, 9/25/29	72,000	73,669
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 5.159%, 7/25/24	329,651	330,962
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (ICE LIBOR USD 1 Month + 1.35%), 3.609%, 9/25/29	159,890	159,116
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 3.509%, 7/25/29	87,812	87,592
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 3.259%, 5/25/30	392,390	390,285
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 2.909%, 1/25/31	10,943	10,751
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2ED1, (ICE LIBOR USD 1 Month + 0.60%), 2.859%, 11/25/29	10,273	10,093
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 4.709%, 7/25/31	9,918	9,912
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 4.514%, 1/25/42	427,000	405,400
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 4.409%, 11/25/39	44,715	43,548
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 4.309%, 1/25/40	585,966	582,805
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 2.714%, 1/25/42	117,972	115,613
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 2.264%, 10/25/41	5,211	5,158
GCAT Trust 144A Ser. 20-NQM2, Class A2, 2.272%, 4/25/65	54,579	52,336
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36(WAC)	935,710	359,967
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.60%), 3.859%, 10/25/28 (Bermuda)	17,496	17,453
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A2, 2.635%, 5/25/65(WAC)	200,000	196,242
JP Morgan Alternative Loan Trust FRB Ser. 07-S1, Class A1, (ICE LIBOR USD 1 Month + 0.28%), 2.819%, 4/25/47	166,178	157,985
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	226,927	226,401
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	296,783	297,584
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	281,681	259,927
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	365,000	349,731
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.783%, 2/25/35(WAC)	75,447	73,078
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.449%, 8/26/47(WAC)	132,617	130,820
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 3.159%, 1/25/48	59,294	58,274
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	300,000	283,794
NovaStar Mortgage Funding Trust FRB Ser. 06-5, Class A2C, (ICE LIBOR USD 1 Month + 0.34%), 2.599%, 11/25/36	1,079,082	398,181
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (ICE LIBOR USD 1 Month + 1.04%), 3.299%, 3/25/34	154,184	146,071
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 3.109%, 5/25/47	303,208	251,877
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 2.439%, 1/25/37	149,353	134,251
Toorak Mortgage Corp., Ltd. 144A
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	250,527	249,228
Ser. 21-1, Class A1, 2.24%, 6/25/24	120,000	114,409
Vista Point Securitization Trust 144A FRB Ser. 20-2, Class A2, 1.986%, 4/25/65(WAC)	84,798	80,730
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (ICE LIBOR USD 1 Month + 0.98%), 3.239%, 10/25/45	127,109	121,057
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 3.219%, 7/25/45	211,045	195,998
FRB Ser. 05-AR1, Class A1B, (ICE LIBOR USD 1 Month + 0.78%), 3.039%, 1/25/45	122,153	112,620
FRB Ser. 05-AR2, Class 2A1B, (ICE LIBOR USD 1 Month + 0.74%), 2.999%, 1/25/45	141,251	134,810
FRB Ser. 05-AR10, Class 1A3, 2.974%, 9/25/35(WAC)	96,334	90,223
FRB Ser. 05-AR12, Class 1A8, 2.847%, 10/25/35(WAC)	273,368	253,247
Washington Mutual Asset-Backed Certificates Trust FRB Ser. 06-HE2, Class A3, (ICE LIBOR USD 1 Month + 0.30%), 2.559%, 5/25/36	559,752	475,224

		18,455,065

Total mortgage-backed securities (cost $61,419,692)		$57,433,228

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (30.6%)(a)
		Principal amount	Value
Australia (Government of) sr. unsec. bonds 3.00%, 3/21/47 (Australia)	AUD	120,000	$77,566
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)	AUD	50,000	35,719
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)	AUD	350,000	257,491
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)	AUD	1,440,000	973,218
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	290,000	285,766
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	570,000	575,699
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)	EUR	560,000	580,361
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)	EUR	440,000	607,053
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	226,846
Canada (Government of) unsec. notes 1.50%, 6/1/26 (Canada)	CAD	90,000	67,235
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	905,168
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		$940,000	857,918
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		335,000	268,000
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Cote d'lvoire)	EUR	100,000	79,142
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)		$300,000	276,375
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	750,000	151,202
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,470,000	209,109
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$218,000	182,303
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		100,000	104,500
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		255,000	262,013
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		241,000	235,879
Finland (Government of) sr. unsec. bonds Ser. REGS, 1.125%, 4/15/34 (Finland)	EUR	260,000	256,238
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,200,247
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	190,000	283,245
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	200,000	255,962
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,608,269
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	210,000	214,351
France (Government of) unsec. notes zero %, 11/25/30 (France)	EUR	330,000	306,517
France (Government of) unsec. notes Ser. REGS, 0.50%, 5/25/29 (France)	EUR	470,000	465,712
France (Government of) unsec. notes Ser. REGS, zero %, 3/25/24 (France)	EUR	1,180,000	1,200,953
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		$200,000	185,499
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)		710,000	689,607
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,235,000	1,239,632
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	90,000	94,017
Ireland (Republic of) unsec. notes 0.20%, 5/15/27 (Ireland)	EUR	410,000	406,427
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,054,705
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	630,000	782,830
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	211,754
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	920,000	959,966
Italy (Republic of) sr. unsec. bonds 1.70%, 9/1/51 (Italy)	EUR	80,000	57,451
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	1,150,000	1,047,361
Italy (Republic of) sr. unsec. notes zero %, 1/15/24 (Italy)	EUR	1,330,000	1,335,647
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)	JPY	166,000,000	1,386,246
Japan (Government of) sr. unsec. unsub. bonds 0.80%, 3/20/47 (Japan)	JPY	93,000,000	659,250
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)	JPY	320,000,000	3,025,467
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)	JPY	164,000,000	1,448,105
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)	JPY	267,000,000	1,982,488
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%, 3/20/27 (Japan)	JPY	461,000,000	3,480,092
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51, 0.30%, 6/20/46 (Japan)	JPY	47,000,000	298,555
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)	JPY	184,000,000	1,721,073
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		$670,000	559,430
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)		390,000	410,117
Malaysia (Government of) sr. unsec. notes 3.885%, 8/15/29 (Malaysia)	MYR	2,650,000	591,545
Mexico (Government of) sr. unsec. notes 7.50%, 6/3/27 (Mexico)	MXN	12,510,000	592,509
Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)	EUR	280,000	402,904
Netherlands (Government of) unsec. notes 0.25%, 7/15/29 (Netherlands)	EUR	110,000	107,782
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%, 7/15/26 (Netherlands)	EUR	430,000	438,119
New Zealand (Government of) sr. unsec. notes 3.00%, 4/20/29 (New Zealand)	NZD	380,000	234,211
Norway (Kingdom of) sr. unsec. notes 1.75%, 2/17/27 (Norway)	NOK	1,880,000	186,734
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	850,000	791,150
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	410,000	274,329
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	1,200,000	930,266
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		$370,000	361,213
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	202,000
Paraguay (Republic of) 144A sr. unsec. bonds 2.739%, 1/29/33 (Paraguay)		220,000	178,475
Poland (Government of) unsec. notes 0.75%, 4/25/25 (Poland)	PLN	1,850,000	344,424
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	510,000	543,491
Romania (Government of) 144A sr. unsec. bonds 3.00%, 2/14/31 (Romania)		$540,000	442,592
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		225,000	177,188
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	531,132
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	968,629
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	192,629
Spain (Kingdom of) sr. unsec. bonds 1.00%, 10/31/50 (Spain)	EUR	20,000	14,365
Spain (Kingdom of) sr. unsec. notes 1.60%, 4/30/25 (Spain)	EUR	560,000	586,199
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	430,000	448,530
Spain (Kingdom of) sr. unsec. notes 1.25%, 10/31/30 (Spain)	EUR	200,000	198,962
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)	EUR	170,000	189,725
Sweden (Government of) notes 1.00%, 11/12/26 (Sweden)	SEK	6,110,000	586,974
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)	SEK	140,000	18,015
Switzerland (Government of) unsec. bonds 4.00%, 4/8/28 (Switzerland)	CHF	500,000	637,648
Switzerland (Government of) unsec. bonds 1.50%, 4/30/42 (Switzerland)	CHF	170,000	204,211
Thailand (Government of) sr. unsec. bonds 2.00%, 12/17/31 (Thailand)	THB	19,600,000	510,315
United Kingdom Treasury unsec. bonds 3.50%, 7/22/68 (United Kingdom)	GBP	120,000	197,035
United Kingdom Treasury unsec. notes 4.00%, 1/22/60 (United Kingdom)	GBP	880,000	1,527,067
United Kingdom Treasury unsec. notes Ser. REGS, 2.00%, 9/7/25 (United Kingdom)	GBP	1,300,000	1,599,288
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)		$964,000	825,409
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%, 1/23/31 (Uruguay)		1,170,000	1,224,113
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%, 10/27/27 (Uruguay)		225,000	232,594

Total foreign government and agency bonds and notes (cost $60,592,222)			$53,537,548

CORPORATE BONDS AND NOTES (21.7%)(a)
		Principal amount	Value
Basic materials (1.3%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		$275,000	$274,146
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		450,000	457,042
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)		157,000	155,729
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		278,000	264,377
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		132,000	113,248
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		792,000	781,997
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		172,000	209,904
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		33,000	39,231

			2,295,674
Capital goods (0.9%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		351,000	311,161
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		406,000	369,760
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25		225,000	228,344
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		435,000	390,282
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		222,000	220,110

			1,519,657
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		291,000	259,575
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		510,000	493,110
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		144,000	134,325
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		822,000	839,262
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		582,000	589,806
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		222,000	215,841
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		171,000	166,354
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		240,000	233,412
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		404,000	372,337
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		260,000	212,225
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		18,000	17,315
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		554,000	545,232
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31		273,000	238,709
Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		390,000	399,485

			4,716,988
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 5.159%, perpetual maturity		214,000	199,555

			199,555
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		432,000	408,780
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		193,000	152,954
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		354,000	306,210
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		385,000	396,124
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		300,000	254,448
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		183,000	178,589
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27		124,000	111,802
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		96,000	87,044
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		205,000	206,865
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		463,000	429,077
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		72,000	68,760
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		472,000	465,510
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		400,000	354,690

			3,420,853
Consumer staples (1.7%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		435,000	413,665
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		281,000	292,500
GSK Consumer Healthcare Capital US, LLC 144A company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		330,000	324,245
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		300,000	293,755
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		732,000	727,872
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	435,000	430,031
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		$553,000	552,978

			3,035,046
Energy (1.6%)
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		289,000	293,912
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		183,000	159,668
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		524,000	504,404
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		318,000	363,315
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		267,000	274,343
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		44,000	43,120
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		246,000	190,958
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		261,000	209,061
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		368,000	374,391
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		355,000	322,812

			2,735,984
Financials (8.3%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		600,000	599,069
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		660,000	554,308
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		380,000	363,506
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		180,000	203,611
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		386,000	331,411
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		550,000	517,681
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	194,333
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	402,890
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		346,000	354,789
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		525,000	474,636
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		600,000	595,726
BPCE SA 144A sr. unsec. notes 3.50%, 10/23/27 (France)		250,000	234,296
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		540,000	533,233
Capital One Financial Corp. sr. unsec. unsub. FRN 1.878%, 11/2/27		330,000	294,491
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		622,000	566,798
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		264,000	251,348
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		200,000	190,002
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		400,000	370,088
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		200,000	193,500
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		250,000	227,066
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	388,922
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		160,000	158,916
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		160,000	103,800
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		382,000	405,518
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		110,000	109,168
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		320,000	269,600
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		138,000	121,948
Goldman Sachs Group, Inc. (The) unsec. sub. notes 5.95%, 1/15/27		240,000	256,729
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		505,000	380,250
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		280,000	267,050
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		174,000	176,256
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		429,000	323,810
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	253,251
NatWest Group PLC sr. unsec. unsub. FRN 1.642%, 6/14/27 (United Kingdom)		595,000	530,535
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		136,000	129,895
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		643,000	539,550
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39		102,000	123,080
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		227,000	215,320
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)		225,000	180,586
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		379,000	377,763
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	308,224
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		500,000	421,594
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		229,000	224,944
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		86,000	78,754
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		203,000	188,029
Wells Fargo & Co. unsec. sub. notes Ser. GMTN, 4.30%, 7/22/27		335,000	339,681
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		158,000	155,672

			14,481,627
Health care (0.2%)
Danaher Corp. sr. unsec. unsub. notes 3.35%, 9/15/25		255,000	253,488
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		105,000	103,551

			357,039
Technology (1.1%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		579,000	572,962
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		361,000	342,510
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		489,000	463,591
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		75,000	58,088
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		207,000	160,715
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		426,000	370,145

			1,968,011
Transportation (0.5%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		129,000	124,017
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		665,000	665,308

			789,325
Utilities and power (1.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		346,000	312,462
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		77,000	67,591
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		330,000	250,883
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		351,000	334,265
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		220,000	210,339
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		300,000	256,419
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		129,000	128,734
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		100,000	82,812
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		204,000	188,665
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		136,000	131,786
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 3.524%, 5/15/67		498,000	389,521

			2,353,477

Total corporate bonds and notes (cost $40,559,748)			$37,873,236

COLLATERALIZED LOAN OBLIGATIONS (4.5%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.612%, 4/15/34 (Cayman Islands)	$250,000	$242,345
AGL CLO 13, Ltd. 144A FRB Ser. 21-13A, Class A1, (ICE LIBOR USD 3 Month + 1.16%), 3.87%, 10/20/34 (Cayman Islands)	379,000	367,849
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 7/20/34 (Cayman Islands)	263,000	255,969
Allegany Park CLO, Ltd. 144A FRB Ser. 22-1A, Class AR, (CME TERM SOFR 3 Month + 1.30%), 3.777%, 1/20/35 (Cayman Islands)	350,000	340,159
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 3.933%, 10/25/32 (Cayman Islands)	250,000	242,525
Ares LX CLO, Ltd. 144A FRB Ser. 21-60A, Class A, (ICE LIBOR USD 3 Month + 1.12%), 3.86%, 7/18/34 (Cayman Islands)	250,000	242,467
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 3.582%, 4/15/34 (Cayman Islands)	500,000	483,945
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 3.80%, 4/20/31	250,000	245,948
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 4.009%, 11/22/34 (Cayman Islands)	323,000	310,864
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 10/15/34 (Cayman Islands)	250,000	242,523
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 3.82%, 4/20/32 (Cayman Islands)	313,000	306,214
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 3.739%, 7/27/30 (Cayman Islands)	369,000	362,591
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 10/20/34	159,000	153,796
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 3.94%, 4/16/34 (Cayman Islands)	405,000	392,507
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 3.742%, 10/15/31 (Cayman Islands)	398,485	392,413
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 3.59%, 4/20/28 (Cayman Islands)	169,369	168,019
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 3.532%, 4/15/31 (Cayman Islands)	250,000	245,600
Palmer Square CLO, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 2.561%, 11/14/34 (Cayman Islands)	250,000	243,027
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 3.662%, 7/15/34 (Cayman Islands)	381,000	370,341
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 3.411%, 5/15/32 (Cayman Islands)	250,000	239,661
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 3.71%, 10/20/31 (Cayman Islands)	250,000	244,949
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 7/20/34 (Cayman Islands)	250,000	242,895
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.632%, 4/15/36 (Cayman Islands)	684,000	664,850
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 7/15/34 (Cayman Islands)	250,000	241,735
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 4.41%, 1/20/29 (Cayman Islands)	200,000	190,203
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 4.002%, 7/15/32	364,000	357,066

Total collateralized loan obligations (cost $7,942,336)		$7,790,461

ASSET-BACKED SECURITIES (1.3%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$568,000	$566,580
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME TERM SOFR 1 Month + 1.25%), 3.507%, 5/29/23	693,000	693,000
FRB Ser. 22-2, Class A1, (CME TERM SOFR 1 Month + 0.93%), 3.187%, 5/25/23	693,000	693,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 2.959%, 12/8/22	263,000	263,000

Total asset-backed securities (cost $2,217,000)		$2,215,580

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485		$14,042,100	$9,408
Goldman Sachs International
(2.988)/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		372,600	22,147
2.988/3 month USD-LIBOR-ICE/Feb-39	Feb-29/2.988		372,600	20,825
JPMorgan Chase Bank N.A.
(2.7575)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		1,593,600	103,217
(2.795)/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		1,593,600	100,859
2.795/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.795		1,593,600	78,835
2.7575/3 month USD-LIBOR-ICE/Dec-37	Dec-27/2.7575		1,593,600	76,604
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00		1,590,200	188,105
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00		1,590,200	181,792
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75		1,590,200	155,792
NatWest Markets PLC
(0.52)/Sterling Overnight Index Average/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	19,660,400	499,679

Total purchased swap options outstanding (cost $1,023,184)				$1,437,263

SHORT-TERM INVESTMENTS (8.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 1.93%(AFF)	Shares	9,054,324	$9,054,324
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	1,794,000	1,794,000
U.S. Treasury Bills 2.139%, 9/6/22		$100,000	99,791
U.S. Treasury Bills 2.088%, 9/1/22(SEG)(SEGSF)(SEGCCS)		1,300,000	1,297,616
U.S. Treasury Bills 1.886%, 8/23/22(SEGSF)		100,000	99,874
U.S. Treasury Bills 1.880%, 8/25/22(SEG)(SEGSF)(SEGCCS)		600,000	599,180
U.S. Treasury Bills 1.645%, 8/18/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		800,000	799,221
U.S. Treasury Bills 1.514%, 8/16/22(SEGSF)		151,000	150,871
U.S. Treasury Bills 1.510%, 8/11/22(SEGSF)(SEGCCS)		200,000	199,887
U.S. Treasury Bills 1.273%, 8/9/22(SEG)(SEGSF)(SEGTBA)		700,000	699,686
U.S. Treasury Bills 1.132%, 8/4/22(SEG)(SEGSF)		800,000	799,872

Total short-term investments (cost $15,594,901)			$15,594,322
TOTAL INVESTMENTS

Total investments (cost $312,283,750)			$301,662,510

	FORWARD CURRENCY CONTRACTS at 7/31/22 (aggregate face value $84,575,428) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	10/19/22	$1,478,418	$1,464,522	$(13,896)
		Chinese Yuan (Offshore)	Sell	8/17/22	148,757	149,995	1,238
		Czech Koruna	Buy	9/21/22	85,140	88,454	(3,314)
		Euro	Buy	9/21/22	120,715	123,911	(3,196)
		Japanese Yen	Sell	8/17/22	4,375,623	4,501,290	125,667
		Mexican Peso	Sell	10/19/22	305,551	305,366	(185)
		New Zealand Dollar	Sell	10/19/22	3,080	3,015	(65)
		Norwegian Krone	Buy	9/21/22	4,258	4,251	7
	Barclays Bank PLC
		Euro	Buy	9/21/22	53,025	55,113	(2,088)
		Indonesian Rupiah	Buy	8/18/22	136,111	136,804	(693)
		Japanese Yen	Sell	8/17/22	197,210	196,928	(282)
		Peruvian New Sol	Buy	10/19/22	71,027	71,403	(376)
		Swiss Franc	Sell	9/21/22	636,705	629,626	(7,079)
	Citibank, N.A.
		Chilean Peso	Buy	10/19/22	119,444	114,288	5,156
		Danish Krone	Sell	9/21/22	171,253	180,050	8,797
		Romanian Leu	Buy	9/21/22	70,915	73,701	(2,786)
	Goldman Sachs International
		Chinese Yuan (Offshore)	Sell	8/17/22	1,198,854	1,200,825	1,971
		Indonesian Rupiah	Buy	8/18/22	337,988	339,871	(1,883)
		Japanese Yen	Sell	8/17/22	555,378	572,180	16,802
		Norwegian Krone	Sell	9/21/22	4,029	4,128	99
		Polish Zloty	Sell	9/21/22	183,391	197,895	14,504
		South African Rand	Sell	10/19/22	19,092	19,250	158
		Swedish Krona	Sell	9/21/22	348,769	356,565	7,796
		Swiss Franc	Buy	9/21/22	1,201,065	1,195,487	5,578
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/19/22	5,176	5,112	(64)
		British Pound	Sell	9/21/22	535,103	543,861	8,758
		Canadian Dollar	Sell	10/19/22	9,368	9,258	(110)
		Chinese Yuan (Offshore)	Buy	8/17/22	7,510,639	7,522,714	(12,075)
		Danish Krone	Buy	9/21/22	91,324	91,569	(245)
		Euro	Sell	9/21/22	11,394,669	12,014,266	619,597
		Japanese Yen	Buy	8/17/22	403,023	406,077	(3,054)
		Norwegian Krone	Buy	9/21/22	1,284	1,232	52
		Polish Zloty	Sell	9/21/22	78,187	84,295	6,108
		Swedish Krona	Buy	9/21/22	204,494	210,733	(6,239)
		Swiss Franc	Buy	9/21/22	145,308	144,337	971
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/19/22	444,173	431,218	12,955
		British Pound	Sell	9/21/22	2,280,375	2,351,736	71,361
		Euro	Buy	9/21/22	9,883,722	10,407,355	(523,633)
		Japanese Yen	Sell	8/17/22	2,345,703	2,416,189	70,486
		Norwegian Krone	Sell	9/21/22	28,018	28,580	562
		Singapore Dollar	Buy	8/17/22	160,928	160,539	389
		South Korean Won	Buy	8/17/22	1,249,694	1,290,784	(41,090)
		Swiss Franc	Buy	9/21/22	3,585	3,582	3
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/19/22	172,773	167,777	4,996
		British Pound	Buy	9/21/22	4,248,760	4,391,244	(142,484)
		Canadian Dollar	Buy	10/19/22	780,703	773,431	7,272
		Chinese Yuan (Offshore)	Sell	8/17/22	411,422	406,297	(5,125)
		Euro	Sell	9/21/22	28,409	34,590	6,181
		Japanese Yen	Buy	8/17/22	2,596,188	2,618,906	(22,718)
		New Zealand Dollar	Sell	10/19/22	499,918	489,862	(10,056)
		Swedish Krona	Sell	9/21/22	109,185	113,639	4,454
		Swiss Franc	Sell	9/21/22	322,467	315,525	(6,942)
	NatWest Markets PLC
		Australian Dollar	Buy	10/19/22	13,570	13,176	394
		British Pound	Buy	9/21/22	119,481	123,390	(3,909)
		Euro	Sell	9/21/22	2,275,652	2,394,614	118,962
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/19/22	994,458	965,363	(29,095)
		Canadian Dollar	Buy	10/19/22	619,801	612,360	7,441
		Chinese Yuan (Offshore)	Buy	8/17/22	2,622,680	2,627,577	(4,897)
		Euro	Buy	9/21/22	840,908	835,737	5,171
		Hong Kong Dollar	Buy	8/17/22	25,390	25,430	(40)
		Hungarian Forint	Buy	9/21/22	119,553	128,204	(8,651)
		Israeli Shekel	Buy	10/19/22	124,049	119,863	4,186
		Japanese Yen	Sell	8/17/22	583,169	587,103	3,934
		New Zealand Dollar	Sell	10/19/22	125,907	123,376	(2,531)
		Norwegian Krone	Sell	9/21/22	136,536	139,798	3,262
		Swedish Krona	Sell	9/21/22	211,457	219,659	8,202
		Swiss Franc	Buy	9/21/22	876,810	872,736	4,074
	Toronto-Dominion Bank
		British Pound	Sell	9/21/22	4,877	4,775	(102)
		Chinese Yuan (Offshore)	Sell	8/17/22	155,528	156,479	951
		Euro	Sell	9/21/22	538,657	559,178	20,521
		Japanese Yen	Buy	8/17/22	962,637	991,634	(28,997)
		Norwegian Krone	Sell	9/21/22	205,239	210,193	4,954
		Swiss Franc	Sell	9/21/22	342,603	341,665	(938)
	UBS AG
		British Pound	Sell	9/21/22	706,887	729,041	22,154
		Chinese Yuan (Offshore)	Sell	8/17/22	187,768	185,750	(2,018)
		Euro	Buy	9/21/22	6,737,932	7,097,835	(359,903)
		Japanese Yen	Buy	8/17/22	4,548,816	4,697,319	(148,503)
		Swedish Krona	Sell	9/21/22	334,616	348,202	13,586
		Swiss Franc	Sell	9/21/22	8,017	7,634	(383)
	WestPac Banking Corp.
		New Zealand Dollar	Sell	10/19/22	36,018	35,301	(717)
		Swedish Krona	Buy	9/21/22	2,387	2,410	(23)

	Unrealized appreciation						1,219,710

	Unrealized (depreciation)						(1,400,385)

	Total						$(180,675)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Australian Government Treasury Bond 3 yr (Long)	7	$534,268	$534,268	Sep-22	$9,059
Canadian Government Bond 10 yr (Long)	6	611,222	611,222	Sep-22	11,882
Euro-Bobl 5 yr (Long)	20	2,613,791	2,613,790	Sep-22	74,982
Euro-Bund 10 yr (Long)	15	2,416,739	2,416,739	Sep-22	118,326
Euro-Buxl 30 yr (Long)	6	1,139,381	1,139,381	Sep-22	94,917
Euro-Schatz 2 yr (Short)	6	675,381	675,381	Sep-22	(5,929)
Japanese Government Bond 10 yr (Long)	4	4,514,736	4,514,736	Sep-22	38,377
Japanese Government Bond 10 yr (Short)	10	11,286,839	11,286,839	Sep-22	(96,033)
U.K. Gilt 10 yr (Long)	15	2,158,794	2,158,794	Sep-22	(5,148)
U.S. Treasury Bond 30 yr (Long)	17	2,448,000	2,448,000	Sep-22	52,845
U.S. Treasury Bond Ultra 30 yr (Long)	14	2,216,375	2,216,375	Sep-22	2,172
U.S. Treasury Note 2 yr (Short)	122	25,676,234	25,676,234	Sep-22	96,944
U.S. Treasury Note 5 yr (Long)	64	7,278,500	7,278,500	Sep-22	22,356
U.S. Treasury Note 10 yr (Long)	42	5,087,906	5,087,906	Sep-22	40,593
U.S. Treasury Note Ultra 10 yr (Long)	8	1,050,000	1,050,000	Sep-22	13,920

Unrealized appreciation					576,373

Unrealized (depreciation)					(107,110)

Total					$469,263

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/22 (premiums $2,744,181) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985		$14,042,100	$238,154
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		448,600	10,641
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865		448,600	49,929
2.395/3 month USD-LIBOR-ICE/Nov-33	Nov-23/2.395		11,786,300	613,123
Goldman Sachs International
(1.448)/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	242,000	14,744
1.448/Sterling Overnight Index Average/Feb-39	Feb-29/1.448	GBP	242,000	28,198
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		$1,046,200	6,560
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		1,657,100	13,041
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07		1,657,100	126,685
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		6,153,900	134,032
0.968/3 month USD-LIBOR-ICE/Mar-35	Mar-25/0.968		1,046,200	161,240
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229		6,153,900	412,065
(1.667)/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	532,300	24,688
1.667/6 month EUR-EURIBOR/Feb-36	Feb-26/1.667	EUR	532,300	41,782
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		$1,059,500	11
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		191,400	8,858
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		191,400	9,067
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97		191,400	11,143
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01		191,400	11,490
1.512/3 month USD-LIBOR-ICE/Aug-32	Aug-22/1.512		1,059,500	114,596
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00		1,590,200	117,945
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75		1,590,200	130,476
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00		1,590,200	150,767
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	19,660,400	425,457
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	19,660,400	462,568
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		$145,700	1,983
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17		291,400	90,322
UBS AG
3.124/US SOFR/Sep-32	Sep-22/3.124		4,079,400	3,304
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		520,300	12,815
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875		520,300	50,106

Total				$3,475,790

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.69/US SOFR/Apr-25 (Written)	Apr-23/3.69		$30,269,600	$169,510	$89,598
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		20,479,800	(235,518)	205,617
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39		20,479,800	(235,518)	(73,113)
(2.94)/US SOFR/Apr-25 (Purchased)	Apr-23/2.94		15,134,800	(161,942)	(68,712)
2.25/US SOFR/Jan-33 (Purchased)	Jan-23/2.25		14,452,100	(234,339)	28,904
2.245/US SOFR/Jan-33 (Purchased)	Jan-23/2.245		14,452,100	(235,597)	25,147
(1.76)/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	81,359
1.76/3 month USD-LIBOR-ICE/Jan-29 (Purchased)	Jan-28/1.76		13,537,300	(87,485)	(17,328)
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	19,900
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115		13,537,300	57,026	(138,622)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415		11,134,200	235,210	(325,341)
(2.525)/3 month USD-LIBOR-ICE/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	152,103
2.525/3 month USD-LIBOR-ICE/Apr-41 (Written)	Apr-31/2.525		7,780,200	564,065	(161,984)
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073		5,748,900	418,232	125,154
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073		5,748,900	418,232	(61,916)
(2.41)/US SOFR/Oct-32 (Written)	Oct-22/2.41		5,058,200	72,061	(15,276)
(2.42)/US SOFR/Oct-32 (Written)	Oct-22/2.42		5,058,200	71,919	(17,552)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085		3,876,400	53,204	30,662
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485		3,591,700	(216,759)	194,275
(2.272)/US SOFR/Apr-42 (Written)	Apr-32/2.272		3,257,200	271,325	81,788
2.272/US SOFR/Apr-42 (Written)	Apr-32/2.272		3,257,200	271,325	(39,445)
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,276,600	177,802	41,616
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101		2,276,600	177,802	(14,730)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17		1,938,200	(93,615)	(44,734)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	147,056
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		1,573,300	(241,305)	(126,619)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	127,129
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275		1,070,200	(139,394)	(89,586)
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,038,000	146,669	12,632
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46		1,038,000	146,669	(10,100)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29		969,100	15,118	8,082
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29		678,400	(33,368)	(14,423)
(0.925)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	60,364
0.925/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	(27,342)
(0.85)/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	31,767
0.85/3 month USD-LIBOR-ICE/Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	(14,448)
(1.304)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	17,962
1.304/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(40,969)	(13,317)
(1.053)/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	10,526
1.053/6 month EUR-EURIBOR/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(4,354)
Citibank, N.A.
1.999/US SOFR/Jan-33 (Purchased)	Jan-23/1.999		$8,430,900	(62,389)	20,150
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795		6,969,600	(142,180)	120,435
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795		6,969,600	(142,180)	(88,444)
1.7075/3 month USD-LIBOR-ICE/Sep-27 (Written)	Sep-22/1.7075		6,685,000	35,431	(283,377)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	121,291
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826		2,979,400	(220,029)	(88,160)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	20,839
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90		2,731,200	(36,407)	(7,675)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	16,551
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194		2,731,200	20,703	(63,965)
(1.245)/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	19,108
1.245/3 month USD-LIBOR-ICE/Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(58,183)
(1.648)/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		1,786,700	(43,685)	88,227
1.648/US SOFR/Sep-32 (Purchased)	Sep-22/1.648		1,786,700	(43,685)	(43,274)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		1,665,400	(124,655)	149,436
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75		1,665,400	(124,655)	(104,271)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		1,604,100	(121,029)	150,433
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724		1,604,100	(121,029)	(102,438)
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	39,525
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752		1,591,200	(51,873)	(22,627)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		1,523,800	(112,647)	142,277
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735		1,523,800	(112,647)	(94,460)
(2.194)/3 month USD-LIBOR-ICE/Sep-52 (Purchased)	Sep-22/2.194		1,392,700	(34,159)	134,563
(1.918)/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	59,269
1.918/3 month USD-LIBOR-ICE/Jan-51 (Written)	Jan-31/1.918		1,123,800	134,406	(70,563)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	23,471
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625		933,600	(137,706)	(28,456)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	75,346
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102		674,000	(21,416)	(21,103)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	14,376
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427		577,800	(42,093)	(12,850)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(11,891)
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(17,180)
(1.177)/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	5,375
1.177/3 month USD-LIBOR-ICE/Jul-40 (Written)	Jul-30/1.177		110,100	8,346	(9,695)
(0.055)/3 month EUR-EURIBOR/Mar-25 (Written)	Mar-24/0.055	EUR	43,551,100	139,730	66,322
0.555/3 month EUR-EURIBOR/Mar-25 (Purchased)	Mar-24/0.555	EUR	21,775,600	(137,362)	(66,990)
Deutsche Bank AG
(1.724)/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		$3,724,300	(307,441)	96,273
1.724/US SOFR/Jan-47 (Purchased)	Jan-37/1.724		3,724,300	(307,441)	(88,378)
(2.135)/US SOFR/Mar-42 (Written)	Mar-32/2.135		1,773,300	149,046	52,135
2.135/US SOFR/Mar-42 (Written)	Mar-32/2.135		1,773,300	149,046	(30,625)
1.818/6 month EUR-EURIBOR/Jul-56 (Written)	Jul-26/1.818	EUR	333,100	52,148	15,487
(1.818)/6 month EUR-EURIBOR/Jul-56 (Written)	Jul-26/1.818	EUR	333,100	52,148	(10,928)
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		$5,415,500	(698,600)	(13,647)
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40		5,415,500	(698,600)	(29,785)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41		2,970,400	43,368	(102,865)
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07		2,411,600	49,920	(116,215)
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		609,000	(91,046)	46,875
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	(34,975)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(8,914)
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(11,410)
(0.26)/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	18,813
0.26/6 month EUR-EURIBOR/Jun-28 (Written)	Jun-26/0.26	EUR	3,834,800	42,765	(89,283)
(0.555)/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	9,607
0.555/6 month EUR-EURIBOR/Mar-40 (Written)	Mar-30/0.555	EUR	235,050	35,495	(20,369)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70		$3,884,900	82,894	27,155
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70		3,884,900	82,894	(70,666)
(2.317)/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	60,945
2.317/US SOFR/Apr-42 (Written)	Apr-32/2.317		2,442,700	206,897	(22,448)
(1.805)/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		2,075,600	(123,083)	112,767
1.805/3 month USD-LIBOR-ICE/Dec-36 (Purchased)	Dec-26/1.805		2,075,600	(123,083)	(67,270)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	70,132
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168		1,539,000	99,035	(142,588)
(1.905)/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		861,700	(62,904)	32,460
1.905/US SOFR/Jan-42 (Purchased)	Jan-32/1.905		861,700	(62,904)	(23,490)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	18,854
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81		723,500	42,759	(29,569)
(2.50)/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(4,388)
2.50/3 month USD-LIBOR-ICE/Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	(6,028)
(2.902)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(10,858)
2.902/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.902		377,000	(58,284)	(18,956)
(1.232)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	14,910
1.232/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.232		333,100	21,402	(29,459)
(1.544)/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		323,100	(54,281)	18,297
1.544/US SOFR/Jan-62 (Purchased)	Jan-32/1.544		323,100	(54,281)	(20,391)
(1.204)/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	12,563
1.204/3 month USD-LIBOR-ICE/Jun-40 (Written)	Jun-30/1.204		264,200	19,696	(23,107)
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	11,781
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	(12,355)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	98,244
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	1,458,600	(90,707)	(42,487)
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	904,300	32,641	30,461
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	904,300	32,641	(73,590)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	20,741
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(6,988)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	13,968
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(4,300)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	18,241
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	125,100	(7,399)	(6,298)
1.921/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	26,037
(1.921)/6 month EUR-EURIBOR/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(4,089)
Morgan Stanley & Co. International PLC
2.195/US SOFR/Jan-33 (Purchased)	Jan-23/2.195		$14,452,100	(229,427)	8,353
2.1075/US SOFR/Jan-33 (Purchased)	Jan-23/2.1075		14,452,100	(217,504)	(17,848)
(2.27375)/US SOFR/Oct-32 (Written)	Oct-22/2.27375		5,058,200	67,906	4,729
(2.36)/US SOFR/Oct-32 (Written)	Oct-22/2.36		5,058,200	71,574	(7,061)
(2.02)/US SOFR/Mar-56 (Written)	Mar-26/2.02		2,507,900	329,162	122,160
2.02/US SOFR/Mar-56 (Written)	Mar-26/2.02		2,507,900	329,162	(59,512)
3.20/US SOFR/Aug-32 (Written)	Aug-22/3.20		1,966,200	17,401	16,870
(2.39)/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	18,892
2.39/3 month USD-LIBOR-ICE/Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(7,234)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	26,434
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(56,043)
(2.3825)/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		413,900	(52,462)	(3,282)
2.3825/US SOFR/Jul-56 (Purchased)	Jul-26/2.3825		413,900	(52,462)	(4,230)
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(13,911)
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	(15,099)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	94,037
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937		2,002,500	(104,731)	(50,503)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	55,466
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095		864,900	113,734	(41,230)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	2,658
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405		94,500	(6,591)	(1,959)
UBS AG
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	77,334
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(27,307)
2.8375/US SOFR/Aug-32 (Written)	Aug-22/2.8375		6,354,600	86,423	77,907
(2.6525)/US SOFR/Aug-32 (Purchased)	Aug-22/2.6525		4,236,400	(86,634)	(70,578)
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	60,434
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	(26,892)
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	127,178
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925		2,150,100	(45,582)	(42,679)
(1.87)/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		2,105,300	(97,896)	23,158
1.87/3 month USD-LIBOR-ICE/Jul-46 (Purchased)	Jul-41/1.87		2,105,300	(97,896)	(20,232)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		1,720,100	45,712	32,028
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958		1,720,100	45,712	(86,143)
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		1,001,300	(90,367)	128,257
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715		1,001,300	(90,367)	(84,930)
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	92,082
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902		860,100	(48,123)	(39,737)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	10,992
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	1,140,000	(69,219)	(9,152)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	30,738
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	975,900	(51,942)	(14,162)
2.675/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	60,552
2.65/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	59,460
2.60/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	57,238
(2.60)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.60	EUR	3,814,900	133,852	(101,647)
(2.65)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.65	EUR	3,814,900	134,338	(108,627)
(2.675)/6 month EUR-EURIBOR/Jun-30 (Written)	Jun-25/2.675	EUR	3,814,900	133,852	(112,136)
(0.44)/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	229,886
0.44/6 month EUR-EURIBOR/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,404,600	(188,646)	(84,591)
0.32/6 month EUR-EURIBOR/Sep-52 (Purchased)	Sep-22/0.32	EUR	1,951,800	(118,639)	(101,996)
(0.16)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.16	EUR	1,951,800	78,076	67,186
(0.00)/6 month EUR-EURIBOR/Sep-52 (Written)	Sep-22/0.00	EUR	1,951,800	50,611	43,567
(0.45)/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	182,515
0.45/6 month EUR-EURIBOR/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,923,700	(151,327)	(67,674)
(2.577)/6 month EUR-EURIBOR/Aug-32 (Purchased)	Aug-22/2.577	EUR	1,883,500	(21,456)	(19,289)
(1.125)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,628,600	(214,737)	88,252
(1.25)/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,628,600	(212,002)	69,227
(1.325)/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	44,809
1.325/6 month EUR-EURIBOR/Apr-49 (Purchased)	Apr-29/1.325	EUR	1,628,600	(225,795)	(41,097)
1.25/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.25	EUR	1,628,600	(212,002)	(49,469)
1.125/6 month EUR-EURIBOR/Apr-48 (Purchased)	Apr-28/1.125	EUR	1,628,600	(214,737)	(63,734)
(0.296)/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	105,895
0.296/6 month EUR-EURIBOR/Jan-51 (Purchased)	Jan-31/0.296	EUR	801,500	(121,280)	(51,608)
(0.43)/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	4,447
0.43/6 month EUR-EURIBOR/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	(8,780)
(0.90)/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	234,000	(22,088)	18,412
0.90/Sterling Overnight Index Average/Jan-40 (Purchased)	Jan-30/0.90	GBP	234,000	(22,088)	(7,212)
(0.4879)/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	100,200	(10,328)	9,923
0.4879/Sterling Overnight Index Average/Aug-39 (Purchased)	Aug-29/0.4879	GBP	100,200	(10,328)	(5,012)
Wells Fargo Bank, N.A.
(1.62)/US SOFR/Jan-27 (Written)	Jan-25/1.62		$8,565,800	94,224	11,992
1.62/US SOFR/Jan-27 (Written)	Jan-25/1.62		8,565,800	94,224	(68,526)
(1.405)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	259,185
1.405/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.405		7,008,800	(143,505)	(88,661)
(1.3875)/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	188,037
1.3875/3 month USD-LIBOR-ICE/Feb-29 (Purchased)	Feb-24/1.3875		5,006,300	(102,754)	(64,381)
(2.16)/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	84,856
2.16/3 month USD-LIBOR-ICE/Feb-35 (Purchased)	Feb-25/2.16		2,961,800	(147,720)	(60,125)
(1.96)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	90,177
1.96/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.96		1,770,600	(119,870)	(51,985)
(1.8225)/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		1,117,300	(82,457)	45,720
1.8225/US SOFR/Jan-42 (Purchased)	Jan-32/1.8225		1,117,300	(82,457)	(33,090)

Unrealized appreciation					6,316,424

Unrealized (depreciation)					(5,540,627)

Total					$775,797

TBA SALE COMMITMENTS OUTSTANDING at 7/31/22 (proceeds receivable $62,588,828) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 8/1/52	$2,000,000	8/11/22	$2,072,630
Uniform Mortgage-Backed Securities, 4.50%, 8/1/52	11,000,000	8/11/22	11,190,780
Uniform Mortgage-Backed Securities, 4.00%, 8/1/52	6,000,000	8/11/22	6,030,470
Uniform Mortgage-Backed Securities, 3.50%, 8/1/52	5,000,000	8/11/22	4,949,611
Uniform Mortgage-Backed Securities, 3.00%, 8/1/52	7,000,000	8/11/22	6,740,782
Uniform Mortgage-Backed Securities, 2.50%, 8/1/52	11,000,000	8/11/22	10,249,766
Uniform Mortgage-Backed Securities, 2.00%, 9/1/52	8,000,000	9/14/22	7,198,433
Uniform Mortgage-Backed Securities, 2.00%, 8/1/52	18,000,000	8/11/22	16,204,910

Total			$64,637,382

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$670,000	$21,179		$(53)	12/23/23	Secured Overnight Financing Rate — Annually	0.695% — Annually	$(22,947)
		10,276,000	590,870		883	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	555,959
		3,190,000	308,282		385	12/23/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	293,639
		1,262,000	275,356		(2,247)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(270,480)
		8,457,000	267,072		(861)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	256,981
		5,228,000	298,362		333	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(276,259)
		1,358,000	131,278		(606)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	124,310
		4,264,000	932,153		(2,304)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	905,922
		252,000	50,390		(41)	12/31/51	Secured Overnight Financing Rate — Annually	1.525% — Annually	(48,857)
		1,711,000	95,166		(227)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(88,313)
		1,865,000	169,678		7,256	12/31/31	Secured Overnight Financing Rate — Annually	1.355% — Annually	(152,383)
		446,900	21,362	(E)	(10)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	21,352
		769,000	129,292		(26)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	124,321
		1,051,000	188,255		(36)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(182,090)
		300,000	51,972		(10)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	50,127
		2,024,000	264,253		(69)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(252,091)
		1,338,000	200,459		(46)	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	193,470
		1,801,000	106,151		(24)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(96,481)
		5,321,000	179,477		(43)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	152,351
		12,331,000	281,763		(47)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(229,991)
		245,600	15,881		(3)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(14,571)
		3,539,800	270,866		(47)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	255,503
		3,670,200	282,752		(49)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	267,360
		1,935,000	116,739		(26)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	107,825
		1,901,000	15,075		(7)	4/7/24	2.45% — Annually	Secured Overnight Financing Rate — Annually	4,170
		558,000	379		(5)	4/7/27	Secured Overnight Financing Rate — Annually	2.465% — Annually	3,608
		2,074,000	20,056		(28)	4/7/23	2.3305% — Annually	Secured Overnight Financing Rate — Annually	9,173
		1,751,000	140,745		(60)	4/7/52	Secured Overnight Financing Rate — Annually	2.1005% — Annually	(132,782)
		442,000	2,082		(6)	4/14/32	2.4975% — Annually	Secured Overnight Financing Rate — Annually	(4,601)
		1,966,000	59,943		(67)	4/14/52	Secured Overnight Financing Rate — Annually	2.3395% — Annually	(49,668)
		1,816,000	2,778		(15)	4/14/27	2.483% — Annually	Secured Overnight Financing Rate — Annually	(12,856)
		4,526,000	39,331		(17)	4/14/24	2.405% — Annually	Secured Overnight Financing Rate — Annually	14,391
		4,420,200	47,385		(42)	5/2/27	Secured Overnight Financing Rate — Annually	2.685% — Annually	68,566
		2,960,500	15,957		(11)	5/25/24	2.5945% — Annually	Secured Overnight Financing Rate — Annually	7,465
		81,000	293		(3)	5/25/52	Secured Overnight Financing Rate — Annually	2.501% — Annually	519
		722,100	2,535	(E)	(25)	5/28/57	2.40% — Annually	Secured Overnight Financing Rate — Annually	(2,559)
		1,905,000	51,740		(25)	6/7/32	2.7565% — Annually	Secured Overnight Financing Rate — Annually	(56,858)
		14,111,300	468,072		(187)	6/8/32	Secured Overnight Financing Rate — Annually	2.825% — Annually	503,790
		802,700	77,027		(100,750)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(23,781)
		3,861,000	129,382	(E)	3,305	9/21/32	Secured Overnight Financing Rate — Annually	2.835% — Annually	132,687
		11,780,500	98,249		(44)	6/15/24	Secured Overnight Financing Rate — Annually	3.3385% — Annually	131,681
		7,874,500	269,387		(64)	6/15/27	3.185% — Annually	Secured Overnight Financing Rate — Annually	(290,249)
		34,061,000	361,728	(E)	70,764	9/21/24	3.40% — Annually	Secured Overnight Financing Rate — Annually	(290,963)
		20,247,000	823,243	(E)	229,218	9/21/27	3.30% — Annually	Secured Overnight Financing Rate — Annually	(594,025)
		799,000	52,574	(E)	(12,602)	9/21/32	Secured Overnight Financing Rate — Annually	3.20% — Annually	39,972
		6,466,000	839,998	(E)	(387,463)	9/21/52	Secured Overnight Financing Rate — Annually	3.10% — Annually	452,535
		918,800	50,056	(E)	(13)	9/8/32	Secured Overnight Financing Rate — Annually	3.07% — Annually	50,043
		4,255,600	149,201	(E)	(60)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	(149,262)
		1,632,000	23,419		(22)	7/7/32	2.611% — Annually	Secured Overnight Financing Rate — Annually	(24,742)
		803,000	15,956		(27)	7/8/52	Secured Overnight Financing Rate — Annually	2.5765% — Annually	16,483
		4,547,000	77,026		(37)	7/11/27	Secured Overnight Financing Rate — Annually	2.7995% — Annually	80,523
		3,074,500	58,600		(25)	7/12/27	2.845% — Annually	Secured Overnight Financing Rate — Annually	(60,984)
		1,484,500	64,620		(51)	7/12/52	Secured Overnight Financing Rate — Annually	2.689% — Annually	65,580
		1,484,500	67,574		(51)	7/12/52	Secured Overnight Financing Rate — Annually	2.6985% — Annually	68,542
		3,074,500	60,045		(25)	7/12/27	2.855% — Annually	Secured Overnight Financing Rate — Annually	(62,447)
		130,000	439		(1)	7/13/24	3.04% — Annually	Secured Overnight Financing Rate — Annually	(548)
		140,000	4,124		(2)	7/13/32	Secured Overnight Financing Rate — Annually	2.782% — Annually	4,220
		3,042,000	51,197		(25)	7/21/27	Secured Overnight Financing Rate — Annually	2.794% — Annually	52,338
		3,206,000	90,826		(43)	7/25/32	2.769% — Annually	Secured Overnight Financing Rate — Annually	(91,909)
		1,867,000	1,251		(7)	7/26/24	2.8895% — Annually	Secured Overnight Financing Rate — Annually	(1,760)
		775,000	7,347		(10)	7/26/32	2.5565% — Annually	Secured Overnight Financing Rate — Annually	(7,523)
		3,811,000	8,079		(14)	7/27/24	2.962% — Annually	Secured Overnight Financing Rate — Annually	(9,014)
		1,298,000	17,938		(17)	7/27/32	2.6055% — Annually	Secured Overnight Financing Rate — Annually	(18,205)
		3,107,200	28,617	(E)	(44)	1/31/33	2.545% — Annually	Secured Overnight Financing Rate — Annually	(28,661)
		3,107,200	29,984	(E)	(44)	1/31/33	2.55% — Annually	Secured Overnight Financing Rate — Annually	(30,028)
		1,587,000	15,664		(21)	7/29/32	Secured Overnight Financing Rate — Annually	2.561% — Annually	15,981
		2,485,000	497		(9)	8/1/24	2.843% — Annually	Secured Overnight Financing Rate — Annually	488
		772,000	1,899		(10)	8/1/32	2.478% — Annually	Secured Overnight Financing Rate — Annually	(1,909)
		1,186,500	3,714		(16)	8/1/32	Secured Overnight Financing Rate — Annually	2.4855% — Annually	3,698
		1,186,500	3,073		(16)	8/1/32	Secured Overnight Financing Rate — Annually	2.4795% — Annually	3,057
		2,229,000	9,038		(30)	8/2/32	Secured Overnight Financing Rate — Annually	2.496% — Annually	9,008
		2,926,500	14,176	(E)	(41)	2/1/33	2.495% — Annually	Secured Overnight Financing Rate — Annually	(14,217)
		4,033,000	8,167		(53)	8/2/32	Secured Overnight Financing Rate — Annually	2.4275% — Annually	(8,220)
		2,861,500	8,092	(E)	(41)	2/1/33	2.4075% — Annually	Secured Overnight Financing Rate — Annually	8,052
	AUD	9,400	1,052	(E)	—	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,052
	AUD	32,200	4,002	(E)	—	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,002
	AUD	12,000	1,537	(E)	—	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,537
	AUD	20,900	2,343	(E)	—	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,343
	AUD	76,000	9,493	(E)	(1)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,493
	AUD	5,000	1,017	(E)	—	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	1,017
	AUD	200,000	16,600		(2)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	(16,156)
	AUD	850,000	9,603		(837)	6/15/27	6 month AUD-BBR-BBSW — Semiannually	2.901% — Semiannually	(10,329)
	AUD	600,000	14,748		(2,321)	6/15/32	6 month AUD-BBR-BBSW — Semiannually	3.101% — Semiannually	(16,885)
	AUD	1,931,000	60,848	(E)	(1,453)	9/21/32	4.07% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(62,302)
	CAD	850,000	27,089		(7,112)	6/15/52	3 month CAD-BA-CDOR — Semiannually	3.001% — Semiannually	(33,686)
	CAD	780,000	7,967		(2,544)	6/15/32	3 month CAD-BA-CDOR — Semiannually	2.951% — Semiannually	(10,077)
	CAD	720,000	5,347		707	6/15/27	3 month CAD-BA-CDOR — Semiannually	2.751% — Semiannually	(4,383)
	CAD	1,829,000	74,171	(E)	(4,709)	9/21/32	3.72% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(78,880)
	CHF	1,514,000	66,709	(E)	9,258	9/21/32	Swiss Average Rate Overnight — Annually	1.64% — Annually	75,967
	CNY	119,892,000	71,360	(E)	(1,127)	9/21/27	China Fixing Repo Rates 7 day — Quarterly	2.54% — Quarterly	70,233
	EUR	60,400	1,145	(E)	(2)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR — Semiannually	(1,147)
	EUR	82,300	4,143		(3)	2/19/50	6 month EUR-EURIBOR — Semiannually	1.354% — Annually	(3,429)
	EUR	91,000	6,345		(3)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR — Semiannually	5,703
	EUR	91,800	7,569		(4)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR — Semiannually	6,955
	EUR	260,300	27,266		(10)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR — Semiannually	25,830
	EUR	420,000	5,297	(E)	(16)	11/29/58	6 month EUR-EURIBOR — Semiannually	1.343% — Annually	(5,313)
	EUR	283,000	33,908		(11)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR — Semiannually	31,840
	EUR	87,500	9,659	(E)	(3)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR — Semiannually	9,656
	EUR	79,600	12,229		(3)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR — Semiannually	11,703
	EUR	211,200	37,451		(8)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR — Semiannually	36,160
	EUR	258,600	63,131	(E)	(10)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR — Semiannually	63,121
	EUR	107,000	33,483	(E)	(4)	6/6/54	6 month EUR-EURIBOR — Semiannually	0.207% — Annually	(33,487)
	EUR	312,300	95,995		(12)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR — Semiannually	94,926
	EUR	585,500	131,369		(22)	2/19/50	6 month EUR-EURIBOR — Semiannually	0.595% — Annually	(128,403)
	EUR	115,200	38,289	(E)	(4)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR — Semiannually	38,285
	EUR	81,200	34,015	(E)	(3)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR — Semiannually	34,012
	EUR	302,300	44,519	(E)	(6)	5/13/40	6 month EUR-EURIBOR — Semiannually	0.276% — Annually	(44,525)
	EUR	55,900	8,001	(E)	(1)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	8,000
	EUR	133,400	19,512	(E)	(3)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR — Semiannually	19,509
	EUR	52,200	7,554	(E)	(1)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR — Semiannually	7,553
	EUR	238,200	58,024		(10)	5/21/51	6 month EUR-EURIBOR — Semiannually	0.516% — Annually	(57,746)
	EUR	51,000	6,113		(1)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR — Semiannually	6,106
	EUR	377,200	49,285		(6)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR — Semiannually	49,332
	EUR	146,400	41,423	(E)	(6)	9/14/52	6 month EUR-EURIBOR — Semiannually	0.374% — Annually	(41,429)
	EUR	446,000	41,950		(7)	3/7/32	6 month EUR-EURIBOR — Semiannually	0.60% — Annually	(39,883)
	EUR	4,100,000	37,630		(498)	6/15/24	6 month EUR-EURIBOR — Semiannually	0.551% — Annually	(35,748)
	EUR	3,350,000	63,650		(400)	6/15/27	6 month EUR-EURIBOR — Semiannually	0.901% — Annually	(60,560)
	EUR	4,680,000	299,093		100,676	6/15/32	6 month EUR-EURIBOR — Semiannually	0.951% — Annually	(193,234)
	EUR	580,000	73,648		(2,028)	6/15/52	6 month EUR-EURIBOR — Semiannually	1.001% — Annually	(74,996)
	EUR	453,000	19,955	(E)	(18,992)	9/21/32	2.14% — Annually	6 month EUR-EURIBOR — Semiannually	(38,946)
	EUR	2,262,200	176,042	(E)	(36)	2/2/36	2.875% — Annually	6 month EUR-EURIBOR — Semiannually	(176,078)
	EUR	1,286,300	116,124	(E)	(19)	9/8/32	2.615% — Annually	6 month EUR-EURIBOR — Semiannually	(116,143)
	EUR	3,113,800	25,682	(E)	(12)	6/28/25	1.718% — Annually	6 month EUR-EURIBOR — Semiannually	(25,694)
	EUR	2,251,000	60,921	(E)	(78)	8/29/52	6 month EUR-EURIBOR — Semiannually	1.636% — Annually	60,843
	EUR	475,600	1,812	(E)	(5)	9/12/29	1.71% — Annually	6 month EUR-EURIBOR — Semiannually	(1,818)
	EUR	4,691,000	1,980	(E)	(45)	9/2/27	6 month EUR-EURIBOR — Semiannually	1.372% — Annually	1,935
	GBP	83,100	10,421		(2)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(10,349)
	GBP	7,864,200	149,114	(E)	(41)	9/15/23	1.065% — Annually	Sterling Overnight Index Average — Annually	149,074
	GBP	760,000	23,675		12,666	6/15/27	Sterling Overnight Index Average — Annually	1.651% — Annually	(9,889)
	GBP	830,000	30,990		714	6/15/32	Sterling Overnight Index Average — Annually	1.701% — Annually	(28,989)
	GBP	180,000	13,336		(11,663)	6/15/52	Sterling Overnight Index Average — Annually	1.751% — Annually	(24,706)
	GBP	1,148,000	43,703	(E)	(6,186)	9/21/32	Sterling Overnight Index Average — Annually	2.41% — Annually	37,516
	JPY	55,972,700	40,644	(E)	(16)	8/29/43	Bank of Japan Unsecured Overnight Call Rate Expected Index — Annually	0.343% — Annually	(40,660)
	JPY	14,130,600	2,301		(3,141)	2/25/31	0.003% — Annually	Tokyo Overnight Average Rate — Annually	(845)
	JPY	22,710,500	3,137	(E)	(3,706)	8/29/43	0.7495% — Annually	Tokyo Overnight Average Rate — Annually	(569)
	JPY	26,213,100	24,210	(E)	(25,288)	8/29/43	0.194% — Annually	Tokyo Overnight Average Rate — Annually	(1,078)
	NOK	8,098,000	20,092	(E)	1,422	9/21/32	3.235% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(18,670)
	NZD	2,256,000	65,917	(E)	(11,600)	9/21/32	3 month NZD-BBR-FRA — Quarterly	4.15% — Semiannually	54,318
	SEK	12,185,000	51,391	(E)	(6,822)	9/21/32	2.81% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	(58,213)

	Total				$(182,207)				$866,232
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$492,994	$449,501	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(27,716)
469,326	452,153	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(15,772)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(43,488)

	Total	$—			Total	$(43,488)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B/P	$2,666	$33,881	$7,748	5/11/63	300 bp — Monthly	$(5,063)
	CMBX NA BBB-.6 Index	B/P	5,303	76,448	17,484	5/11/63	300 bp — Monthly	(12,136)
	CMBX NA BBB-.6 Index	B/P	10,865	152,897	34,967	5/11/63	300 bp — Monthly	(24,013)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	40,115	71,000	12,979	11/18/54	500 bp — Monthly	27,205
	CMBX NA BB.13 Index	BB-/P	5,002	53,000	11,777	12/16/72	500 bp — Monthly	(6,723)
	CMBX NA BB.14 Index	BB/P	6,250	57,000	11,406	12/16/72	500 bp — Monthly	(5,101)
	CMBX NA BB.6 Index	CCC+/P	30,268	194,073	71,496	5/11/63	500 bp — Monthly	(41,040)
	CMBX NA BB.7 Index	B/P	15,922	312,000	96,626	1/17/47	500 bp — Monthly	(80,401)
	CMBX NA BB.9 Index	B/P	407	2,000	565	9/17/58	500 bp — Monthly	(156)
	CMBX NA BB.9 Index	B/P	14,500	71,000	20,058	9/17/58	500 bp — Monthly	(5,489)
	CMBX NA BBB-.10 Index	BB+/P	3,722	30,000	4,776	11/17/59	300 bp — Monthly	(1,036)
	CMBX NA BBB-.10 Index	BB+/P	5,782	53,000	8,438	11/17/59	300 bp — Monthly	(2,625)
	CMBX NA BBB-.12 Index	BBB-/P	1,084	26,000	3,869	8/17/61	300 bp — Monthly	(2,769)
	CMBX NA BBB-.12 Index	BBB-/P	7,366	125,000	18,600	8/17/61	300 bp — Monthly	(11,161)
	CMBX NA BBB-.14 Index	BBB-/P	592	19,000	3,302	12/16/72	300 bp — Monthly	(2,699)
	CMBX NA BBB-.14 Index	BBB-/P	1,050	21,000	3,650	12/16/72	300 bp — Monthly	(2,587)
	CMBX NA BBB-.15 Index	BBB-/P	104	1,000	183	11/18/64	300 bp — Monthly	(78)
	CMBX NA BBB-.6 Index	B/P	29,038	87,742	20,067	5/11/63	300 bp — Monthly	9,022
	CMBX NA BBB-.6 Index	B/P	29,325	88,611	20,265	5/11/63	300 bp — Monthly	9,111
	CMBX NA BBB-.6 Index	B/P	59,758	176,352	40,332	5/11/63	300 bp — Monthly	19,529
	CMBX NA BBB-.6 Index	B/P	27,955	381,373	87,220	5/11/63	300 bp — Monthly	(59,042)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	8,159	61,000	18,892	1/17/47	500 bp — Monthly	(10,673)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(228)	43,000	2,193	12/16/72	200 bp — Monthly	(2,404)
	CMBX NA A.6 Index	BBB+/P	99	1,345	146	5/11/63	200 bp — Monthly	(47)
	CMBX NA A.6 Index	BBB+/P	721	9,416	1,023	5/11/63	200 bp — Monthly	(298)
	CMBX NA BB.13 Index	BB-/P	1,250	13,000	2,889	12/16/72	500 bp — Monthly	(1,626)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	132	11/18/54	300 bp — Monthly	(68)
	CMBX NA BBB-.13 Index	BBB-/P	298	5,000	830	12/16/72	300 bp — Monthly	(529)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	830	12/16/72	300 bp — Monthly	(531)
	CMBX NA BBB-.13 Index	BBB-/P	2,325	37,000	6,142	12/16/72	300 bp — Monthly	(3,795)
	CMBX NA BBB-.15 Index	BBB-/P	277	3,000	548	11/18/64	300 bp — Monthly	(269)
	CMBX NA BBB-.15 Index	BBB-/P	267	3,000	548	11/18/64	300 bp — Monthly	(279)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	2,648	33,000	10,293	5/11/63	500 bp — Monthly	(7,613)
	CMBX NA BB.6 Index	CCC+/P	51,480	91,978	33,885	5/11/63	500 bp — Monthly	17,685
	CMBX NA BBB-.11 Index	BBB-/P	10,133	92,000	12,126	11/18/54	300 bp — Monthly	(1,939)
	CMBX NA BBB-.12 Index	BBB-/P	360	3,000	446	8/17/61	300 bp — Monthly	(84)
	CMBX NA BBB-.13 Index	BBB-/P	7,799	59,000	9,794	12/16/72	300 bp — Monthly	(1,961)
	CMBX NA BBB-.7 Index	BB-/P	4,695	20,000	3,844	1/17/47	300 bp — Monthly	863
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(251)	30,000	1,530	12/16/72	200 bp — Monthly	(1,769)
	CMBX NA A.13 Index	A-/P	(276)	46,000	2,346	12/16/72	200 bp — Monthly	(2,604)
	CMBX NA A.13 Index	A-/P	(1,551)	104,000	5,304	12/16/72	200 bp — Monthly	(6,814)
	CMBX NA A.13 Index	A-/P	8,447	722,000	36,822	12/16/72	200 bp — Monthly	(28,094)
	CMBX NA BB.13 Index	BB-/P	377	4,000	889	12/16/72	500 bp — Monthly	(507)
	CMBX NA BB.13 Index	BB-/P	554	6,000	1,333	12/16/72	500 bp — Monthly	(773)
	CMBX NA BB.6 Index	CCC+/P	11,787	44,149	16,265	5/11/63	500 bp — Monthly	(4,434)
	CMBX NA BB.6 Index	CCC+/P	23,902	89,218	32,868	5/11/63	500 bp — Monthly	(8,879)
	CMBX NA BBB-.12 Index	BBB-/P	3,064	52,000	7,738	8/17/61	300 bp — Monthly	(4,643)
	CMBX NA BBB-.12 Index	BBB-/P	4,422	103,000	15,326	8/17/61	300 bp — Monthly	(10,844)
	CMBX NA BBB-.13 Index	BBB-/P	296	5,000	830	12/16/72	300 bp — Monthly	(531)
	CMBX NA BBB-.13 Index	BBB-/P	15,620	210,000	34,860	12/16/72	300 bp — Monthly	(19,122)

Upfront premium received			456,414		Unrealized appreciation			83,415

Upfront premium (paid)			(2,306)		Unrealized (depreciation)			(383,249)

	Total		$454,108				Total	$(299,834)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(664)	$5,381	$584	5/11/63	(200 bp) — Monthly	$(82)
	CMBX NA A.6 Index	(164)	1,345	146	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA A.6 Index	(162)	1,345	146	5/11/63	(200 bp) — Monthly	(17)
	CMBX NA A.6 Index	(101)	673	73	5/11/63	(200 bp) — Monthly	(28)
	CMBX NA A.6 Index	(81)	673	73	5/11/63	(200 bp) — Monthly	(8)
	CMBX NA A.6 Index	(82)	673	73	5/11/63	(200 bp) — Monthly	(9)
	CMBX NA A.6 Index	(82)	673	73	5/11/63	(200 bp) — Monthly	(9)
	CMBX NA BB.10 Index	(20,735)	86,000	26,823	11/17/59	(500 bp) — Monthly	6,005
	CMBX NA BB.10 Index	(18,870)	74,000	23,081	11/17/59	(500 bp) — Monthly	4,139
	CMBX NA BB.10 Index	(3,861)	37,000	11,540	11/17/59	(500 bp) — Monthly	7,643
	CMBX NA BB.10 Index	(3,399)	31,000	9,669	11/17/59	(500 bp) — Monthly	6,240
	CMBX NA BB.11 Index	(5,127)	71,000	12,979	11/18/54	(500 bp) — Monthly	7,783
	CMBX NA BB.8 Index	(6,581)	51,215	18,535	10/17/57	(500 bp) — Monthly	11,904
	CMBX NA BB.8 Index	(5,168)	14,495	5,246	10/17/57	(500 bp) — Monthly	63
	CMBX NA BB.8 Index	(527)	2,899	1,049	10/17/57	(500 bp) — Monthly	520
	CMBX NA BBB-.10 Index	(17,578)	59,000	9,393	11/17/59	(300 bp) — Monthly	(8,219)
	CMBX NA BBB-.10 Index	(4,334)	34,000	5,413	11/17/59	(300 bp) — Monthly	1,059
	CMBX NA BBB-.10 Index	(4,875)	21,000	3,343	11/17/59	(300 bp) — Monthly	(1,544)
	CMBX NA BBB-.10 Index	(2,953)	12,000	1,910	11/17/59	(300 bp) — Monthly	(1,049)
	CMBX NA BBB-.10 Index	(1,431)	6,000	955	11/17/59	(300 bp) — Monthly	(480)
	CMBX NA BBB-.10 Index	(789)	5,000	796	11/17/59	(300 bp) — Monthly	4
	CMBX NA BBB-.11 Index	(5,028)	35,000	4,613	11/18/54	(300 bp) — Monthly	(436)
	CMBX NA BBB-.11 Index	(2,881)	9,000	1,186	11/18/54	(300 bp) — Monthly	(1,700)
	CMBX NA BBB-.11 Index	(147)	1,000	132	11/18/54	(300 bp) — Monthly	(16)
	CMBX NA BBB-.12 Index	(31,283)	90,000	13,392	8/17/61	(300 bp) — Monthly	(17,944)
	CMBX NA BBB-.12 Index	(3,276)	48,000	7,142	8/17/61	(300 bp) — Monthly	3,839
	CMBX NA BBB-.12 Index	(15,365)	46,000	6,845	8/17/61	(300 bp) — Monthly	(8,547)
	CMBX NA BBB-.12 Index	(15,466)	44,000	6,547	8/17/61	(300 bp) — Monthly	(8,945)
	CMBX NA BBB-.12 Index	(14,368)	43,000	6,398	8/17/61	(300 bp) — Monthly	(7,995)
	CMBX NA BBB-.12 Index	(5,641)	25,000	3,720	8/17/61	(300 bp) — Monthly	(1,936)
	CMBX NA BBB-.12 Index	(4,065)	24,000	3,571	8/17/61	(300 bp) — Monthly	(508)
	CMBX NA BBB-.12 Index	(5,639)	16,000	2,381	8/17/61	(300 bp) — Monthly	(3,267)
	CMBX NA BBB-.13 Index	(7,199)	95,000	15,770	12/16/72	(300 bp) — Monthly	8,516
	CMBX NA BBB-.14 Index	(336)	3,000	521	12/16/72	(300 bp) — Monthly	183
	CMBX NA BBB-.7 Index	(656)	3,000	577	1/17/47	(300 bp) — Monthly	(81)
	CMBX NA BBB-.8 Index	(19,531)	125,000	20,413	10/17/57	(300 bp) — Monthly	808
	CMBX NA BBB-.8 Index	(8,325)	60,000	9,798	10/17/57	(300 bp) — Monthly	1,438
	CMBX NA BBB-.8 Index	(8,252)	52,000	8,492	10/17/57	(300 bp) — Monthly	209
	CMBX NA BBB-.8 Index	(8,219)	52,000	8,492	10/17/57	(300 bp) — Monthly	242
	CMBX NA BBB-.8 Index	(6,523)	49,000	8,002	10/17/57	(300 bp) — Monthly	1,450
	CMBX NA BBB-.8 Index	(5,725)	40,000	6,532	10/17/57	(300 bp) — Monthly	784
	CMBX NA BBB-.8 Index	(4,163)	30,000	4,899	10/17/57	(300 bp) — Monthly	719
	CMBX NA BBB-.9 Index	(946)	4,000	658	9/17/58	(300 bp) — Monthly	(291)
	Credit Suisse International
	CMBX NA BB.10 Index	(9,157)	77,000	24,016	11/17/59	(500 bp) — Monthly	14,785
	CMBX NA BB.10 Index	(10,274)	77,000	24,016	11/17/59	(500 bp) — Monthly	13,668
	CMBX NA BB.10 Index	(5,096)	41,000	12,788	11/17/59	(500 bp) — Monthly	7,652
	CMBX NA BB.7 Index	(8,049)	419,418	154,513	5/11/63	(500 bp) — Monthly	146,057
	CMBX NA BB.7 Index	(29,146)	158,000	48,933	1/17/47	(500 bp) — Monthly	19,633
	CMBX NA BB.7 Index	(2,467)	15,000	4,646	1/17/47	(500 bp) — Monthly	2,164
	CMBX NA BB.8 Index	(1,051)	5,798	2,098	10/17/57	(500 bp) — Monthly	1,041
	Goldman Sachs International
	CMBX NA BB.7 Index	(24,975)	123,000	38,093	1/17/47	(500 bp) — Monthly	12,998
	CMBX NA BB.7 Index	(16,057)	98,000	30,351	1/17/47	(500 bp) — Monthly	14,199
	CMBX NA BB.8 Index	(21,068)	57,979	20,983	10/17/57	(500 bp) — Monthly	(141)
	CMBX NA BB.8 Index	(21,031)	57,979	20,983	10/17/57	(500 bp) — Monthly	(105)
	CMBX NA BB.8 Index	(15,478)	41,551	15,037	10/17/57	(500 bp) — Monthly	(481)
	CMBX NA BB.8 Index	(13,999)	36,720	13,289	10/17/57	(500 bp) — Monthly	(746)
	CMBX NA BB.8 Index	(10,208)	28,989	10,491	10/17/57	(500 bp) — Monthly	255
	CMBX NA BB.8 Index	(2,266)	19,326	6,994	10/17/57	(500 bp) — Monthly	4,709
	CMBX NA BB.9 Index	(602)	5,000	1,413	9/17/58	(500 bp) — Monthly	806
	CMBX NA BB.9 Index	(313)	3,000	848	9/17/58	(500 bp) — Monthly	532
	CMBX NA BB.9 Index	(319)	2,000	565	9/17/58	(500 bp) — Monthly	244
	CMBX NA BB.9 Index	(158)	1,000	283	9/17/58	(500 bp) — Monthly	124
	CMBX NA BBB-.10 Index	(312)	2,000	318	11/17/59	(300 bp) — Monthly	5
	CMBX NA BBB-.12 Index	(11,145)	33,000	4,910	8/17/61	(300 bp) — Monthly	(6,254)
	CMBX NA BBB-.13 Index	(3,107)	41,000	6,806	12/16/72	(300 bp) — Monthly	3,675
	CMBX NA BBB-.14 Index	(276)	3,000	521	12/16/72	(300 bp) — Monthly	243
	CMBX NA BBB-.14 Index	(284)	3,000	521	12/16/72	(300 bp) — Monthly	236
	CMBX NA BBB-.14 Index	(126)	2,000	348	12/16/72	(300 bp) — Monthly	220
	CMBX NA BBB-.14 Index	(206)	2,000	348	12/16/72	(300 bp) — Monthly	141
	CMBX NA BBB-.14 Index	(217)	2,000	348	12/16/72	(300 bp) — Monthly	130
	CMBX NA BBB-.6 Index	(68,943)	219,789	50,266	5/11/63	(300 bp) — Monthly	(18,805)
	CMBX NA BBB-.6 Index	(43,571)	139,866	31,987	5/11/63	(300 bp) — Monthly	(11,665)
	CMBX NA BBB-.6 Index	(1,391)	4,344	993	5/11/63	(300 bp) — Monthly	(400)
	CMBX NA BBB-.8 Index	(31,635)	205,000	33,477	10/17/57	(300 bp) — Monthly	1,722
	CMBX NA BBB-.8 Index	(8,311)	53,000	8,655	10/17/57	(300 bp) — Monthly	313
	CMBX NA BBB-.8 Index	(3,105)	24,000	3,919	10/17/57	(300 bp) — Monthly	800
	JPMorgan Securities LLC
	CMBX NA BB.8 Index	(4,461)	8,697	3,147	10/17/57	(500 bp) — Monthly	(1,322)
	CMBX NA BBB-.10 Index	(44,385)	352,000	56,038	11/17/59	(300 bp) — Monthly	11,448
	CMBX NA BBB-.14 Index	(1,138)	13,000	2,259	12/16/72	(300 bp) — Monthly	1,113
	CMBX NA BBB-.14 Index	(305)	5,000	869	12/16/72	(300 bp) — Monthly	561
	CMBX NA BBB-.6 Index	(114,849)	447,396	102,320	5/11/63	(300 bp) — Monthly	(12,790)
	CMBX NA BBB-.8 Index	(5,550)	40,000	6,532	10/17/57	(300 bp) — Monthly	959
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,211)	74,000	23,081	11/17/59	(500 bp) — Monthly	18,798
	CMBX NA BB.7 Index	(5,378)	31,000	9,601	1/17/47	(500 bp) — Monthly	4,193
	CMBX NA BBB-.10 Index	(13,217)	61,000	9,711	11/17/59	(300 bp) — Monthly	(3,541)
	CMBX NA BBB-.6 Index	(7,217)	22,587	5,166	5/11/63	(300 bp) — Monthly	(2,064)
	CMBX NA BBB-.7 Index	(1,311)	16,000	3,075	1/17/47	(300 bp) — Monthly	1,755
	CMBX NA BBB-.9 Index	(4,261)	23,000	3,781	9/17/58	(300 bp) — Monthly	(493)
	CMBX NA BBB-.9 Index	(1,667)	9,000	1,480	9/17/58	(300 bp) — Monthly	(193)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(3,880)	37,000	11,540	11/17/59	(500 bp) — Monthly	7,624
	CMBX NA BB.10 Index	(10,024)	33,000	10,293	11/17/59	(500 bp) — Monthly	237
	CMBX NA BB.10 Index	(7,515)	32,000	9,981	11/17/59	(500 bp) — Monthly	2,434
	CMBX NA BB.7 Index	(3,278)	17,000	5,265	1/17/47	(500 bp) — Monthly	1,970
	CMBX NA BB.8 Index	(2,107)	5,798	2,098	10/17/57	(500 bp) — Monthly	(14)
	CMBX NA BB.9 Index	(352)	4,000	1,130	9/17/58	(500 bp) — Monthly	774
	CMBX NA BB.9 Index	(123)	2,000	565	9/17/58	(500 bp) — Monthly	440
	CMBX NA BBB-.10 Index	(7,621)	88,000	14,010	11/17/59	(300 bp) — Monthly	6,337
	CMBX NA BBB-.10 Index	(9,639)	76,000	12,099	11/17/59	(300 bp) — Monthly	2,416
	CMBX NA BBB-.10 Index	(8,117)	64,000	10,189	11/17/59	(300 bp) — Monthly	2,035
	CMBX NA BBB-.10 Index	(3,954)	33,000	5,254	11/17/59	(300 bp) — Monthly	1,280
	CMBX NA BBB-.10 Index	(7,314)	30,000	4,776	11/17/59	(300 bp) — Monthly	(2,555)
	CMBX NA BBB-.10 Index	(4,553)	21,000	3,343	11/17/59	(300 bp) — Monthly	(1,222)
	CMBX NA BBB-.10 Index	(4,109)	19,000	3,025	11/17/59	(300 bp) — Monthly	(1,095)
	CMBX NA BBB-.10 Index	(2,435)	17,000	2,706	11/17/59	(300 bp) — Monthly	262
	CMBX NA BBB-.10 Index	(3,784)	16,000	2,547	11/17/59	(300 bp) — Monthly	(1,246)
	CMBX NA BBB-.10 Index	(1,727)	14,000	2,229	11/17/59	(300 bp) — Monthly	493
	CMBX NA BBB-.10 Index	(2,296)	10,000	1,592	11/17/59	(300 bp) — Monthly	(710)
	CMBX NA BBB-.11 Index	(15,363)	48,000	6,326	11/18/54	(300 bp) — Monthly	(9,065)
	CMBX NA BBB-.12 Index	(1,649)	40,000	5,952	8/17/61	(300 bp) — Monthly	4,280
	CMBX NA BBB-.12 Index	(4,382)	21,000	3,125	8/17/61	(300 bp) — Monthly	(1,270)
	CMBX NA BBB-.12 Index	(4,320)	13,000	1,934	8/17/61	(300 bp) — Monthly	(2,394)
	CMBX NA BBB-.13 Index	(11,402)	185,000	30,710	12/16/72	(300 bp) — Monthly	19,200
	CMBX NA BBB-.14 Index	(962)	6,000	1,043	12/16/72	(300 bp) — Monthly	77
	CMBX NA BBB-.14 Index	(158)	1,000	174	12/16/72	(300 bp) — Monthly	15
	CMBX NA BBB-.6 Index	(26,917)	84,267	19,272	5/11/63	(300 bp) — Monthly	(7,694)
	CMBX NA BBB-.6 Index	(14,449)	45,174	10,331	5/11/63	(300 bp) — Monthly	(4,145)
	CMBX NA BBB-.6 Index	(9,538)	30,406	6,954	5/11/63	(300 bp) — Monthly	(2,601)
	CMBX NA BBB-.6 Index	(1,109)	3,475	795	5/11/63	(300 bp) — Monthly	(316)
	CMBX NA BBB-.7 Index	(41)	1,000	192	1/17/47	(300 bp) — Monthly	151
	CMBX NA BBB-.8 Index	(53,474)	349,000	56,992	10/17/57	(300 bp) — Monthly	3,314
	CMBX NA BBB-.8 Index	(29,904)	193,000	31,517	10/17/57	(300 bp) — Monthly	1,501
	CMBX NA BBB-.8 Index	(9,876)	69,000	11,268	10/17/57	(300 bp) — Monthly	1,352
	CMBX NA BBB-.8 Index	(8,120)	64,000	10,451	10/17/57	(300 bp) — Monthly	2,294
	CMBX NA BBB-.8 Index	(8,140)	64,000	10,451	10/17/57	(300 bp) — Monthly	2,139
	CMBX NA BBB-.8 Index	(8,125)	52,000	8,492	10/17/57	(300 bp) — Monthly	336
	CMBX NA BBB-.8 Index	(7,902)	51,000	8,328	10/17/57	(300 bp) — Monthly	397
	CMBX NA BBB-.8 Index	(6,859)	44,000	7,185	10/17/57	(300 bp) — Monthly	301
	CMBX NA BBB-.8 Index	(3,119)	23,000	3,756	10/17/57	(300 bp) — Monthly	623
	CMBX NA BBB-.8 Index	(3,129)	23,000	3,756	10/17/57	(300 bp) — Monthly	609

Upfront premium received		—			Unrealized appreciation		411,618

Upfront premium (paid)		(1,154,657)			Unrealized (depreciation)		(156,457)

	Total	$(1,154,657)				Total	$255,161
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $174,792,839.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/22
Short-term investments
	Putnam Short Term Investment Fund**	$7,750,186	$84,751,655	$83,447,517	$19,524	$9,054,324

	Total Short-term investments	$7,750,186	$84,751,655	$83,447,517	$19,524	$9,054,324
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $714,186.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,285,430.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $178,889.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,112,177.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $119,506,542 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY⌂
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.3%
	Japan	4.7
	France	2.6
	Cayman Islands	2.3
	Italy	1.9
	United Kingdom	1.5
	Spain	1.2
	Canada	1.1
	Switzerland	0.7
	Indonesia	0.7
	Mexico	0.6
	Australia	0.6
	Netherlands	0.5
	Uruguay	0.5
	Other	4.8

	Total	100.0%
⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,229,660 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,285,430 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,215,580	$—
Collateralized loan obligations	—	7,790,461	—
Corporate bonds and notes	—	37,873,236	—
Foreign government and agency bonds and notes	—	53,537,548	—
Mortgage-backed securities	—	57,433,228	—
Purchased swap options outstanding	—	1,437,263	—
U.S. government and agency mortgage obligations	—	125,343,317	—
U.S. treasury obligations	—	437,555	—
Short-term investments	1,794,000	13,800,322	—

Totals by level	$1,794,000	$299,868,510	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(180,675)	$—
Futures contracts	469,263	—	—
Written swap options outstanding	—	(3,475,790)	—
Forward premium swap option contracts	—	775,797	—
TBA sale commitments	—	(64,637,382)	—
Interest rate swap contracts	—	1,048,439	—
Total return swap contracts	—	(43,488)	—
Credit default contracts	—	655,876	—

Totals by level	$469,263	$(65,857,223)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$390,300,000
Written swap option contracts (contract amount)	$362,800,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$212,100,000
Centrally cleared interest rate swap contracts (notional)	$305,300,000
OTC total return swap contracts (notional)	$960,000
OTC credit default contracts (notional)	$10,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com